INVENTORIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Inventories
Total inventories	$ 3,043,181	¥ 19,856,754	¥ 19,515,641
Cost
Inventories
Raw materials		7,450,822	6,825,871
Work-in-progress		7,290,838	7,847,599
Finished goods		4,830,076	4,501,633
Spare parts		789,136	842,734
Packaging materials and others		25,709	57,870
Total inventories		20,386,581	20,075,707
Provision for impairment
Inventories
Total inventories		¥ (529,827)	¥ (560,066)	¥ (811,197)